Expense Example - American Century Mutual Funds, Inc	Mar. 01, 2025 USD ($)
GROWTH FUND | GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,178
GROWTH FUND | GROWTH FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	942
GROWTH FUND | GROWTH FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	762
GROWTH FUND | GROWTH FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	1,956
GROWTH FUND | GROWTH FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,089
GROWTH FUND | GROWTH FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	1,745
GROWTH FUND | GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	942
GROWTH FUND | GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	762
GROWTH FUND | GROWTH FUND, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
SELECT FUND | SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,194
SELECT FUND | SELECT FUND, INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
SELECT FUND | SELECT FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
SELECT FUND | SELECT FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	1,971
SELECT FUND | SELECT FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,104
SELECT FUND | SELECT FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,760
SELECT FUND | SELECT FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
SELECT FUND | SELECT FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
SELECT FUND | SELECT FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
ULTRA FUND | ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,127
ULTRA FUND | ULTRA FUND, INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	890
ULTRA FUND | ULTRA FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	709
ULTRA FUND | ULTRA FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	921
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	1,909
ULTRA FUND | ULTRA FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,042
ULTRA FUND | ULTRA FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,697
ULTRA FUND | ULTRA FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	890
ULTRA FUND | ULTRA FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	709
ULTRA FUND | ULTRA FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0